Fair Value Measurements (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Sep. 30, 2015	Sep. 30, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 12,726,722	$ 1,557,789
Issued			$ 364,187
Change in fair value	2,391,862	11,168,933	1,193,602
Reclassification to stockholders' equity	$ (15,118,584)
Ending Balance		$ 12,726,722	$ 1,557,789